Deferred revenues and contract liabilities (Tables)	6 Months Ended
Jun. 30, 2021
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Details of Deferred Revenues and Contract Liabilities

	As of December 31, 2020	As of June 30, 2021
	$ in thousands
Deferred revenues and contract liabilities	452	423
Others	—	—

Total Deferred revenue and contract liabilities	452	423